Annual Fund Operating Expenses - (Fidelity Equity Dividend Income Fund) - Fidelity Equity Dividend Income Fund	Oct. 25, 2024
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.54%	[1],[2]
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.01%	[1]
Expenses (as a percentage of Assets)	0.55%

[1]	Adjusted to reflect current fees.
[2]	The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.14% was previously charged under the services agreements.